Consolidated Statement of Changes in Shareholders' Equity (Parenthetical)	3 Months Ended
Mar. 31, 2022 USD ($) shares
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	196,400
Payments of Stock Issuance Costs | $	$ 7,565
Number of shares of common stock	178,100
Payments for stock issuance costs | $	$ 70
Common Stock Two [Member]
Stock Issued During Period, Shares, New Issues	196,400
Payments of Stock Issuance Costs | $	$ 7,565
Issuance of common shares	10,000